Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2022
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations
Exceptional items and remeasurements from continuing operations

	2022	2021[1]	2020[1]
	£m	£m	£m
Included within operating profit
Exceptional items:
Release of St William Homes LLP deferred income	189	—	—
Net gain on disposal of St William Homes LLP	228	—	—
New operating model implementation costs and cost efficiency programme	(66)	(50)	—
Transaction and separation costs	(223)	(24)	—
Environmental insurance recovery	38	—	—
Changes in environmental provisions	—	14	(400)
	166	(60)	(400)
Remeasurements – commodity contract derivatives	392	34	(125)
	558	(26)	(525)
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
As disclosed in note 8, the Group also presents an adjusted earnings per share measure that is calculated before exceptional items and remeasurements. This measure is presented after tax and therefore details of tax exceptional items and the tax effect of exceptional items and remeasurements are also provided in this note.

	2022	2021[1]	2020[1]
	£m	£m	£m
Included within finance income and costs
Remeasurements:
Net gains/(losses) on financing derivatives	74	47	(21)
Net (losses)/gains on financial assets at fair value through profit and loss	(15)	23	(16)
	59	70	(37)
Included within share of post-tax results of joint ventures and associates
Remeasurements:
Remeasurements – net losses on financial instruments	(56)	(8)	(1)
Total included within profit/(loss) before tax	561	36	(563)
Included within tax
Exceptional items – movements arising on items not included in profit before tax:
Deferred tax charge arising as a result of UK tax rate change	(458)	—	(148)
Tax on exceptional items	(28)	8	103
Tax on remeasurements	(103)	(34)	37
	(589)	(26)	(8)
Total exceptional items and remeasurements after tax	(28)	10	(571)
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	(320)	(52)	(445)
Remeasurements after tax	292	62	(126)
Total exceptional items and remeasurements after tax	(28)	10	(571)
1. Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.